ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
ACCUMULATED DEFICIT AND STATUTORY RESERVE FUNDS
Allocation of after-tax profits to general reserve fund, percentage	10.00%	10.00%
Allocation of after-tax profits to statutory surplus fund, percentage	10.00%	10.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%	50.00%
Limit of statutory surplus fund as a percentage of registered capital, after which allocations to statutory surplus fund are no longer required	50.00%	50.00%
Amount of restricted paid-up capital and statutory reserve funds of subsidiaries and net assets of VIEs	$ 526,898	3,189,683	3,289,006